October 28, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	SEI Daily Income Trust Post-Effective Amendment No. 92 (File No. 002-77048) and Amendment No. 91 (File No. 811-03451) to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, SEI Daily Income Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 92 and, under the Investment Company Act of 1940, as amended, Amendment No. 91 (the “Filing”) to the Trust’s Registration Statement on Form N-1A.

The Filing is made pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of making the following material changes in connection with introducing a new share class (the “Sweep Class Shares”) of the Trust’s Government Fund (the “Fund”). In connection therewith, we hereby request selective review of only those portions of the Filing relating to the addition of Sweep Class Shares, which sections include:

In the Prospectus:

1)	The “Fund Fees and Expenses” section.
2)	The “Performance Information” section.
3)	The “Information About Fee Waivers” section.
4)	The “Purchase and Sale of Fund Shares” section.
5)	The “Service of Fund Shares” section.

In the Statement of Additional Information (“SAI”):

1)	The “Advisory and Sub-Advisory Fees” section.

We are requesting selective review of only those sections set forth above because no other material changes are being made in the Filing. The Fund’s prospectus and SAI were reviewed by the SEC staff in connection with a filing made by the Trust, on behalf of the CAA Class Shares of the Fund, pursuant to Rule 485(a)(1) on August 28, 2015 (SEC Accession No. 0001104659-15-062488) (the “Prior Filing”). Other than the sections noted above, the disclosure included in the prospectus and SAI is substantially the same as that included in the Prior Filing, except with respect to changes made to the Prior Filing in response to SEC staff comments and other non-material updates.

If you have any questions regarding the Filing, please contact the undersigned at 215.963.4969

Very truly yours,

/s/ John J. O’Brien, Esq.

John J. O’Brien, Esq.

cc: Ms. Theresa Pacharis